PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$

Machinery and equipment	93,928	93,473
Electronics and office equipment	469	463
Motor vehicles	1,029	1,016
Leasehold improvements	5,549	5,451
Construction in progress	—	92

Property and equipment, cost	100,975	100,495
Less: Accumulated depreciation	(43,752)	(48,513)
Less: Provision for impairment	(34,390)	(34,390)

Property and equipment, net	22,833	17,592